Howard & Majewski LLP

December 22, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Artio Global Equity Fund, Inc. (the “Fund”)
File Nos. (333-111901) and (811-06017)
Post–Effective Amendment No. 16

Ladies and Gentlemen:

Transmitted herewith on behalf of the Fund is Post-Effective Amendment No. 16 to the Fund’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Fund and for the nine series of the Artio Global Investment Funds (the “Trust”, and together with the Fund, the “Funds”) and revises certain disclosuresrelated to the Funds.

The changesare marked and, in accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Funds are requesting selective review of the changes only.

Please contact the undersigned at 646-737-4951 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Thomas M. Majewski

Thomas M. Majewski